November 2, 2009

DREYFUS SHORT-INTERMEDIATE MUNICIPAL BOND FUND (A SERIES OF DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND) SUPPLEMENT TO PROSPECTUSES DATED AUGUST 1, 2009

     The following information supersedes and replaces any contrary information contained in the section of the fund’s prospectus entitled “Management.”

The fund's primary portfolio manager is James Welch, a position he has held since November 2009. Mr. Welch is a portfolio manager for Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, where he has been employed since April 2009. Mr. Welch is a portfolio manager for a number of national and state-specific municipal bond funds managed by Dreyfus, where he has been employed since October 2001. Thomas Casey also serves as an additional portfolio manager of the fund, a position he has held since April 2009. Mr. Casey is a senior portfolio manager for tax sensitive strategies at Standish, where he has been employed since 1993. Mr. Casey also has been employed by Dreyfus since April 2009.

November 2, 2009

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2009

     The following information supersedes and replaces any contrary information contained in the section of the Statement of Additional Information entitled “Management Arrangements –Portfolio Managers.”

     The Fund’s primary portfolio manager is James Welch. Mr. Welch is employed by Dreyfus and Standish Mellon Asset Management Company LLC, an affiliate of Dreyfus.

     The following information supersedes and replaces any contrary information contained in the section of the Statement of Additional Information entitled “Management Arrangements – Additional Information About Portfolio Managers.”

     The following table lists the number and types of other accounts advised by the primary portfolio manager, and assets under management in those accounts as of September 30, 2009:

	Registered
	Investment
Portfolio	Company	Assets	Pooled	Assets	Other	Assets
Manager	Accounts	Managed	Accounts	Managed	Accounts	Managed

James Welch	11	$5,742,000	0	0	0	0

     None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by the primary portfolio manager is as follows as of September 30, 2009:

Dollar Range of Fund
Portfolio Manager	Portfolio Name	Shares Beneficially Owned

James Welch	Dreyfus Short-Intermediate	None
Municipal Bond Fund